Note 5 - Property, Plant and Equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Tangible Asset Impairment Charges	¥ 0	¥ 0	¥ 0